Loss on disposals - Narrative (Details) $ in Millions			1 Months Ended		6 Months Ended		12 Months Ended
		Apr. 29, 2017 USD ($)	Jul. 31, 2017 USD ($)	Oct. 31, 2014 option	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 09, 2018 USD ($)	Apr. 27, 2017 USD ($)	Oct. 30, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals	[1]				$ 0.0
Sevan Drilling Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase obligation, minimum deferred delivery period				12 months
Purchase obligations, number of subsequent options in agreement | option				4
Purchase obligation, exercisable interval period				6 months
Sevan Drilling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase obligation, refund											$ 26.3
Purchase obligation, refund (as percent)											5.00%
Remaining refund amount										$ 26.3
Purchase obligation										$ 526.0
Exploration and production equipment | West Triton, West Mischief and West Resolute
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received		$ 225.0
Loss on disposals		$ (166.0)
Exploration and production equipment | Disposal of Sevan Developer contract
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals			$ (75.0)
Disposal group, including discontinued operation, property, plant and equipment			620.0
Disposal group, including discontinued operation, construction payable			526.0
Disposal group, including discontinued operation, accrued liabilities			$ 19.0
Exploration and production equipment | Jurong Shipyard | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received									$ 126.0
Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals	[1]					$ 0.0	$ (245.0)	$ 0.0
Predecessor | Disposal of Sevan Developer contract
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received							0.0
Loss on disposals							(75.0)
Predecessor | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received							126.0
Loss on disposals							$ (2.0)

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".